Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Payables [Line Items]
Trade payables	$ 8,595	$ 9,490	$ 3,222
in CHF
Trade Payables [Line Items]
Trade payables	2,623	433	455
in USD
Trade Payables [Line Items]
Trade payables	1,728	749	281
in EUR
Trade Payables [Line Items]
Trade payables	3,981	8,260	2,264
in CAD
Trade Payables [Line Items]
Trade payables	4	10	44
in DKK
Trade Payables [Line Items]
Trade payables	0	0	3
in GBP
Trade Payables [Line Items]
Trade payables	259	38	25
in JPY
Trade Payables [Line Items]
Trade payables	$ 0	$ 0	$ 150